Acquisition of businesses and purchase accounting - Cooley Medical Equipment, Inc. - Narratives (Details) - Cooley Medical Equipment, Inc. - USD ($)		12 Months Ended
	Oct. 01, 2019	Sep. 30, 2021
Disclosure of detailed information about business combination [line items]
Purchase price	$ 2,732,000
Cash transferred	$ 2,333,000	$ 399,000
Discount rate	3.86%
Consideration to be paid	$ 399,000
Consideration paid to US department of justice	1,824,000
Legal expenses	$ 41,000
Purchase price paid		$ 123,000